BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 . USD 5,000 $ 4,999,752
BMW Vehicle Owner Trust, Series 2022-A,
Class A2A, 2.52%, 12/26/24 ......... 5,820 5,747,103
Carmax Auto Owner Trust, Series 2022-4,
Class A2A, 5.34%, 12/15/25 ......... 4,509 4,508,623
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ............... 4,700 4,567,116
Ford Credit Auto Owner Trust
Series 2022-A, Class A2, 0.73%, 09/15/24 3,786 3,736,129
Series 2022-B, Class A2A, 3.44%, 02/15/25 3,946 3,907,023
Hyundai Auto Lease Securitization Trust
(a)
Series 2021-C, Class A2, 0.24%, 01/16/24 4,059 4,018,993
Series 2022-B, Class A2A, 2.75%, 10/15/24 7,379 7,253,526
Series 2022-C, Class A2A, 4.34%, 01/15/25 853 843,970
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A2, 4.50%, 08/15/25 ..... 3,540 3,507,500
Toyota Auto Receivables Owner Trust, Series
2022-B, Class A2A, 2.35%, 01/15/25 ... 4,271 4,208,471
Total Asset-Backed Securities — 2.1%
(Cost: $47,860,319) .............................. 47,298,206
Corporate Bonds
Aerospace & Defense — 0.1%
Lockheed Martin Corp., 4.95%, 10/15/25 .. 2,220 2,221,850
Automobiles — 4.4%
(a)
BMW US Capital LLC
0.80%, 04/01/24 ................. 2,680 2,521,461
(SOFR 3 Month + 0.53%), 3.58%,
04/01/24
(b)
................... 15,615 15,545,505
(SOFR 3 Month + 0.38%), 3.45%,
08/12/24
(b)
................... 17,735 17,543,975
Hyundai Capital America
2.85%, 11/01/22 ................. 2,827 2,827,000
2.38%, 02/10/23 ................. 12,340 12,233,466
0.80%, 04/03/23 ................. 18,500 18,129,255
Mercedes-Benz Finance North America LLC,
0.75%, 03/01/24 ................ 16,690 15,719,310
Volkswagen Group of America Finance LLC
0.75%, 11/23/22 ................. 11,350 11,317,994
(SOFR 3 Month + 0.95%), 4.00%,
06/07/24
(b)
................... 5,140 5,123,352
100,961,318
Banks — 13.7%
Banco Santander SA
3.89%, 05/24/24 ................. 6,800 6,593,019
0.70%, 06/30/24
(b)
................ 6,800 6,529,331
Bank of America Corp.
(b)
3.00%, 12/20/23 ................. 5,000 4,981,996
0.51%, 06/14/24 ................. 15,915 15,363,187
Citigroup, Inc., (SOFR 6 Month + 1.37%),
4.14%, 05/24/25
(b)
............... 2,025 1,968,651
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 5,962,542
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23
(a)
............ 15,000 14,889,898
DNB Bank ASA
(a)
2.15%, 12/02/22 ................. 13,000 12,976,214
(LIBOR USD 3 Month + 0.62%), 3.72%,
12/02/22
(b)
................... 7,000 6,997,950
Fifth Third Bank NA, 1.80%, 01/30/23 .... 6,840 6,791,905
HSBC Holdings plc, 1.16%, 11/22/24
(b)
.... 3,785 3,552,059
JPMorgan Chase & Co.
(b)
(SOFR 6 Month + 0.58%), 0.70%, 03/16/24 5,000 4,903,045
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 3 Month + 0.58%), 3.64%, 03/16/24 USD 20,000 $ 19,838,485
(SOFR 6 Month + 0.98%), 3.85%, 06/14/25 6,600 6,395,028
Keybank Foundation, 0.43%, 06/14/24
(b)
... 6,000 5,809,820
KeyBank NA
(SOFR 3 Month + 0.32%), 3.38%,
06/14/24
(b)
................... 14,355 14,189,935
4.15%, 08/08/25 ................. 2,050 1,979,684
Kookmin Bank, (SOFR 3 Month + 0.32%),
3.35%, 11/03/22
(a)(b)
.............. 7,000 6,999,995
Mitsubishi UFJ Financial Group, Inc.
(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
4.79%, 07/18/25 ............... 9,410 9,230,492
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
5.06%, 09/12/25 ............... 5,895 5,809,337
National Australia Bank Ltd.
1.88%, 12/13/22 ................. 10,830 10,801,263
(LIBOR USD 3 Month + 0.41%), 3.66%,
12/13/22
(a)(b)
.................. 6,000 5,993,911
Nordea Bank Abp
(a)
1.00%, 06/09/23 ................. 4,255 4,143,592
3.60%, 06/06/25 ................. 4,425 4,224,812
4.75%, 09/22/25 ................. 6,100 5,975,466
PNC Financial Services Group, Inc. (The),
(SOFR 6 Month + 1.09%), 5.67%, 10/28/25
(b)
5,450 5,455,518
Santander UK plc, 2.10%, 01/13/23 ...... 2,807 2,788,104
Skandinaviska Enskilda Banken AB
(a)
2.20%, 12/12/22 ................. 4,740 4,727,345
(LIBOR USD 3 Month + 0.65%), 3.88%,
12/12/22
(b)
................... 4,000 3,997,346
Societe Generale SA, 4.35%, 06/13/25
(a)
... 5,000 4,824,095
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ..................... 3,380 3,184,855
Sumitomo Mitsui Trust Bank Ltd.
(a)
0.80%, 09/12/23 ................. 16,306 15,669,386
0.80%, 09/16/24 ................. 8,000 7,327,123
(SOFR 3 Month + 0.44%), 3.49%,
09/16/24
(b)
................... 10,000 9,912,077
Svenska Handelsbanken AB, 3.65%, 06/10/25
(a)
6,600 6,295,993
Swedbank AB, 0.60%, 09/25/23
(a)
....... 14,000 13,395,760
Truist Bank
1.25%, 03/09/23 ................. 10,000 9,873,107
(SOFR 3 Month + 0.20%), 3.24%,
01/17/24
(b)
................... 20,000 19,785,897
Westpac Banking Corp.
2.00%, 01/13/23 ................. 5,345 5,319,673
1.02%, 11/18/24 ................. 2,395 2,207,766
(SOFR 3 Month + 0.30%), 3.37%,
11/18/24
(b)
................... 8,985 8,846,572
316,512,234
Beverages — 1.3%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(a)
.................... 28,000 27,316,907
PepsiCo, Inc., 0.75%, 05/01/23 ........ 2,475 2,427,622
29,744,529
Biotechnology — 0.5%
Gilead Sciences, Inc., 0.75%, 09/29/23 ... 12,521 12,050,853
Capital Markets — 7.2%
Bank of New York Mellon Corp. (The), (SOFR 6
Month + 0.57%), 3.43%, 06/13/25
(b)
.... 6,600 6,402,342
Credit Suisse AG
1.00%, 05/05/23 ................. 5,000 4,848,232
0.50%, 02/02/24 ................. 2,670 2,442,637

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR 3 Month + 0.39%), 3.45%,
02/02/24
(b)
................... USD 15,000 $ 14,400,000
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 9,000 8,559,695
Series E, (SOFR 3 Month + 0.50%), 3.56%,
11/08/23
(b)
................... 13,175 13,009,917
4.16%, 05/13/25 ................. 3,900 3,710,468
Goldman Sachs Group, Inc. (The)
0.52%, 03/08/23 ................. 20,000 19,684,102
(SOFR 6 Month + 0.54%), 0.63%,
11/17/23
(b)
................... 10,000 9,974,320
(SOFR 3 Month + 0.54%), 3.61%,
11/17/23
(b)
................... 7,000 6,965,840
1.22%, 12/06/23 ................. 4,000 3,827,064
Macquarie Bank Ltd.
(a)
0.44%, 12/16/22 ................. 4,120 4,099,730
(SOFR 3 Month + 0.30%), 3.36%,
04/06/23
(b)
................... 5,000 4,988,978
Morgan Stanley
(b)
(SOFR 6 Month + 0.47%), 0.56%, 11/10/23 15,000 14,980,640
(SOFR 6 Month + 0.46%), 0.53%, 01/25/24 8,000 7,880,215
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(b)
10,000 9,756,005
UBS AG
(a)
0.38%, 06/01/23 ................. 3,780 3,673,973
(SOFR 3 Month + 0.32%), 3.38%,
06/01/23
(b)
................... 7,525 7,508,370
(SOFR 3 Month + 0.36%), 3.42%,
02/09/24
(b)
................... 5,000 4,961,940
0.70%, 08/09/24 ................. 3,680 3,380,943
(SOFR 3 Month + 0.45%), 3.51%,
08/09/24
(b)
................... 6,775 6,717,811
1.38%, 01/13/25 ................. 4,430 4,053,107
165,826,329
Chemicals — 0.2%
Ecolab, Inc., 0.90%, 12/15/23 ......... 2,695 2,576,657
Sherwin-Williams Co. (The), 4.05%, 08/08/24 2,775 2,722,535
5,299,192
Consumer Finance — 3.9%
American Express Co., 3.38%, 05/03/24 ... 2,695 2,613,883
American Honda Finance Corp.
(LIBOR USD 3 Month + 0.15%), 3.13%,
02/22/23
(b)
................... 4,705 4,697,167
0.88%, 07/07/23 ................. 838 814,209
(LIBOR USD 3 Month + 0.42%), 3.59%,
09/08/23
(b)
................... 5,790 5,778,112
0.75%, 08/09/24 ................. 2,040 1,892,127
Capital One Financial Corp., (SOFR 6 Month +
1.37%), 4.17%, 05/09/25
(b)
.......... 6,800 6,534,903
Caterpillar Financial Services Corp.
0.60%, 09/13/24 ................. 6,730 6,214,694
(SOFR 3 Month + 0.27%), 3.32%,
09/13/24
(b)
................... 12,325 12,185,507
Hyundai Capital Services, Inc., 0.75%,
09/15/23
(a)
.................... 15,000 14,358,433
John Deere Capital Corp., 3.40%, 06/06/25 . 4,310 4,157,060
PACCAR Financial Corp.
0.80%, 06/08/23 ................. 3,515 3,433,766
3.15%, 06/13/24 ................. 2,955 2,868,184
Toyota Motor Credit Corp.
(SOFR 1 Month + 0.20%), 3.24%,
02/13/23
(b)
................... 13,366 13,354,512
2.90%, 03/30/23 ................. 7,000 6,947,411
4.40%, 09/20/24 ................. 5,000 4,954,526
90,804,494
Security
Par (000)
Par (000) Value
Diversified Financial Services — 1.4%
LSEGA Financing plc, 0.65%, 04/06/24
(a)
.. USD 3,120 $ 2,912,587
National Rural Utilities Cooperative Finance
Corp., Series D, (SOFR 3 Month + 0.33%),
3.37%, 10/18/24
(b)
............... 5,000 4,931,771
NTT Finance Corp.
(a)
0.58%, 03/01/24 ................. 6,005 5,647,819
4.14%, 07/26/24 ................. 1,120 1,099,013
Siemens Financieringsmaatschappij NV,
(SOFR 3 Month + 0.43%), 3.48%, 03/11/24
(a)
(b)
......................... 18,980 18,921,490
33,512,680
Diversified Telecommunication Services — 1.2%
Bell Canada, Series US-3, 0.75%, 03/17/24 . 8,000 7,525,066
Verizon Communications, Inc.
0.75%, 03/22/24 ................. 3,325 3,139,583
(SOFR 3 Month + 0.50%), 3.56%,
03/22/24
(b)
................... 16,955 16,814,340
27,478,989
Electric Utilities — 5.5%
Duke Energy Corp., (SOFR 3 Month + 0.25%),
3.30%, 06/10/23
(b)
............... 13,375 13,289,445
Eversource Energy, Series T, (SOFR 3 Month +
0.25%), 3.31%, 08/15/23
(b)
.......... 19,015 18,911,070
Florida Power & Light Co.
(b)
(SOFR 3 Month + 0.25%), 3.32%, 05/10/23 5,120 5,102,424
(SOFR 3 Month + 0.38%), 3.41%, 01/12/24 2,505 2,478,250
NextEra Energy Capital Holdings, Inc.
(b)
(LIBOR USD 3 Month + 0.27%), 3.25%,
02/22/23 .................... 30,000 29,946,189
(SOFR 3 Month + 0.54%), 3.60%, 03/01/23 9,305 9,292,602
(SOFR 3 Month + 0.40%), 3.47%, 11/03/23 20,000 19,761,950
PPL Electric Utilities Corp.
(b)
(LIBOR USD 3 Month + 0.25%), 3.89%,
09/28/23 .................... 10,450 10,417,703
(SOFR 3 Month + 0.33%), 3.38%, 06/24/24 8,080 7,968,478
Xcel Energy, Inc., 0.50%, 10/15/23 ...... 9,450 9,018,719
126,186,830
Electrical Equipment — 0.1%
Rockwell Automation, Inc., 0.35%, 08/15/23 . 2,860 2,757,120
Food & Staples Retailing — 0.3%
Walmart, Inc., 3.90%, 09/09/25 ........ 7,000 6,853,401
Food Products — 1.5%
Cargill, Inc., 4.88%, 10/10/25
(a)
......... 5,185 5,141,238
Hormel Foods Corp., 0.65%, 06/03/24 .... 5,565 5,197,708
Nestle Holdings, Inc.
(a)
0.61%, 09/14/24 ................. 15,000 13,868,649
4.00%, 09/12/25 ................. 6,200 6,081,460
Unilever Capital Corp., 0.63%, 08/12/24 ... 4,635 4,311,841
34,600,896
Gas Utilities — 2.0%
Atmos Energy Corp.
0.63%, 03/09/23 ................. 8,175 8,056,999
(LIBOR USD 3 Month + 0.38%), 3.57%,
03/09/23
(b)
................... 23,770 23,713,826
CenterPoint Energy Resources Corp., 0.70%,
03/02/23 ..................... 15,935 15,713,844
47,484,669
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.
0.55%, 05/15/24 ................. 8,030 7,513,523
5.00%, 10/15/24 ................. 6,000 6,002,640
13,516,163

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp., (SOFR 3 Month + 0.42%),
3.48%, 02/14/24
(b)
............... USD 3,490 $ 3,475,447
Insurance — 7.1%
(a)
Brighthouse Financial Global Funding
(SOFR 3 Month + 0.31%), 3.38%,
02/24/23
(b)
................... 13,655 13,636,742
1.20%, 12/15/23 ................. 5,000 4,760,434
Jackson National Life Global Funding, (SOFR 3
Month + 0.60%), 3.66%, 01/06/23
(b)
.... 36,000 35,982,095
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,169,915
Met Tower Global Funding, (SOFR 3 Month +
0.55%), 3.59%, 01/17/23
(b)
.......... 20,060 20,054,886
Metropolitan Life Global Funding I
(b)
(SOFR 3 Month + 0.57%), 3.62%, 01/13/23 24,390 24,396,244
(SOFR 3 Month + 0.32%), 3.38%, 01/07/24 20,000 19,830,369
New York Life Global Funding
3.15%, 06/06/24 ................. 3,360 3,259,536
(SOFR 3 Month + 0.43%), 3.47%,
06/06/24
(b)
................... 3,655 3,629,258
3.60%, 08/05/25 ................. 6,200 5,931,787
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ..................... 6,400 6,193,448
Principal Life Global Funding II
0.75%, 08/23/24 ................. 705 647,948
(SOFR 3 Month + 0.38%), 3.45%,
08/23/24
(b)
................... 680 670,697
Protective Life Global Funding
0.50%, 04/12/23 ................. 8,150 7,984,533
0.63%, 10/13/23 ................. 5,670 5,433,670
0.47%, 01/12/24 ................. 10,000 9,416,908
163,998,470
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 0.25%, 05/12/23 ..... 4,705 4,595,660
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.
(b)
(SOFR 3 Month + 0.35%), 3.39%, 04/18/23 15,000 14,976,313
(SOFR 3 Month + 0.53%), 3.57%, 10/18/24 7,495 7,413,904
22,390,217
Media — 0.0%
Comcast Corp., 5.25%, 11/07/25 ....... 1,000 999,730
Multi-Utilities — 2.2%
Dominion Energy, Inc., Series D, (LIBOR USD
3 Month + 0.53%), 3.82%, 09/15/23
(b)
... 34,725 34,616,648
WEC Energy Group, Inc.
0.55%, 09/15/23 ................. 13,610 13,058,179
5.00%, 09/27/25 ................. 2,560 2,549,941
50,224,768
Oil, Gas & Consumable Fuels — 3.4%
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 3.12%, 08/11/23
(b)
.......... 40,515 40,415,288
Enbridge, Inc.
(SOFR 3 Month + 0.40%), 3.47%,
02/17/23
(b)
................... 9,400 9,382,671
0.55%, 10/04/23 ................. 1,890 1,806,642
(SOFR 3 Month + 0.63%), 3.69%,
02/16/24
(b)
................... 5,520 5,458,972
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,050,204
78,113,777
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.7%
AstraZeneca plc, 0.30%, 05/26/23 ....... USD 11,775 $ 11,477,648
Roche Holdings, Inc., (SOFR 3 Month +
0.24%), 3.28%, 03/05/24
(a)(b)
......... 5,370 5,333,206
16,810,854
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., (SOFR 3 Month +
0.25%), 3.30%, 10/01/24
(b)
.......... 7,055 6,942,990
NVIDIA Corp.
0.31%, 06/15/23 ................. 10,000 9,725,536
0.58%, 06/14/24 ................. 4,000 3,731,726
20,400,252
Specialty Retail — 0.3%
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,910 1,869,737
Lowe's Cos., Inc., 4.40%, 09/08/25 ...... 4,150 4,067,977
5,937,714
Thrifts & Mortgage Finance — 0.8%
Nationwide Building Society
(a)
2.00%, 01/27/23 ................. 17,515 17,378,897
0.55%, 01/22/24 ................. 1,520 1,425,946
18,804,843
Total Corporate Bonds — 60.6%
(Cost: $1,429,957,056) ........................... 1,401,563,279
Foreign Government Obligations
South Korea — 0.7%
Korea Development Bank (The), (LIBOR USD 3
Month + 0.35%), 3.31%
,
02/18/23
(b)
.... 16,690 16,688,799
Total Foreign Government Obligations — 0.7%
(Cost: $16,690,000) .............................. 16,688,799
Municipal Bonds
Alabama — 0.1%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
0.45%, 09/01/23 ................. 2,255 2,171,637
Arizona — 0.5%
County of Pima , Series 2020C, COP,
0.48%, 12/01/22 ................. 1,130 1,126,317
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(a)(c)(d)
Series 2021-MIZ9070TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.49%, 09/01/26 ............... 5,000 5,000,000
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.34%, 02/15/41 ............... 3,857 3,857,311
9,983,628
California — 0.0%
Port of Oakland , Series 2020R, RB,
0.82%, 05/01/23 ................. 400 391,370
Florida — 0.3%
County of Miami-Dade
Series 2020B, RB, 0.38%, 04/01/23 .... 7,500 7,363,538
Series 2021A, RB, 0.71%, 10/01/23 .... 1,000 960,918
8,324,456
New York — 1.9%
Long Island Power Authority
Series 2021C, RB, 0.36%, 03/01/23 .... 3,885 3,829,626

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C, RB, 0.76%, 03/01/23 .... USD 2,860 $ 2,822,815
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(a)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.34%, 11/01/22 ............... 14,855 14,855,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.49%, 11/01/22 ............... 5,000 5,000,000
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.49%, 10/31/22 ............... 5,000 5,000,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
3.49%, 03/01/31 ............... 3,500 3,500,000
New York State Dormitory Authority , Series
2022B, RB, 2.01%, 03/15/23 ......... 705 697,987
Port Authority of New York & New Jersey ,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 4,140 4,034,975
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(a)(c)(d)
Series 2020-BTMFT-003, RB,
VRDN (Barclays Bank plc LOC),
3.81%, 11/03/22 ............... 900 900,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 3.81%, 09/01/30 ........ 4,125 4,125,000
44,765,403
Other — 2.1%
Deutsche Bank Spears/Lifers Trust, Various
States , Series DBE-8901 , VRDN (Deutsche
Bank AG LIQ) , 3.27%, 11/03/22
(a)(d)
..... 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9029, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.34%, 07/01/25
(a)(c)(d)
.............. 4,375 4,375,000
47,875,000
Total Municipal Bonds — 4.9%
(Cost: $113,982,245) ............................. 113,511,494
Total Long-Term Investments — 68.3%
(Cost: $1,608,489,620) ........................... 1,579,061,778
Short-Term Securities
Certificates of Deposit — 9.3%
Domestic — 0.8%
Bank of Montreal, 0.50%, 11/28/22 ....... 3,000 2,992,421
Barclays Bank plc, (SOFR 1 Month + 0.30%),
3.34%, 02/03/23
(b)
................ 10,000 9,992,702
Westpac Banking Corp, 4.22%, 09/06/23 ... 6,200 6,138,463
19,123,586
Yankee — 8.5%
(e)
Bank of Montreal, Chicago, 5.40%, 10/13/23 5,000 4,996,432
Bayerische Landesbank , New York
(LIBOR USD 3 Month + 0.16%),
4.52%, 01/27/23
(b)
.............. 10,750 10,749,276
0.90%, 06/27/23 ................. 12,000 11,667,259
Security
Par (000)
Par (000) Value
Yankee (continued)
Canadian Imperial Bank of Commerce, New
York
(SOFR 1 Month + 0.30%),
3.35%, 01/06/23
(b)
.............. USD 3,000 $ 2,999,379
4.65%, 09/14/23 ................. 5,800 5,759,752
Credit Suisse AG, New York
(b)
(SOFR 1 Month + 0.42%), 3.47%, 07/10/23 7,500 7,480,106
(SOFR 1 Month + 0.54%), 3.59%, 01/19/24 3,000 2,986,511
Kookmin Bank, New York
(b)
(SOFR 1 Month + 0.30%), 3.35%, 01/30/23 10,000 9,993,158
(SOFR 1 Month + 0.32%), 3.37%, 02/09/23 15,000 14,988,433
Lloyds Bank Corporate Markets plc, New York
0.40%, 12/01/22 ................. 10,000 9,970,704
5.24%, 10/12/23 ................. 5,000 4,991,861
MUFG Bank Ltd., New York, (SOFR 3 Month +
0.28%), 3.32%, 01/24/23
(b)
.......... 5,000 4,997,070
Natixis SA, New York, 2.13%, 11/18/22 .... 4,400 4,396,783
Royal Bank of Canada, New York
0.40%, 11/15/22 ................. 10,000 9,986,850
(SOFR 3 Month + 0.25%), 3.30%, 01/11/23
(b)
12,000 11,994,722
4.08%, 07/14/23 ................. 25,000 24,775,577
Standard Chartered Bank, New York
(b)
(SOFR 1 Month + 0.30%), 3.35%, 03/13/23 15,000 14,986,558
(SOFR 1 Month + 0.35%), 3.39%, 05/01/23 10,000 9,983,881
(SOFR 3 Month + 0.42%), 3.46%, 07/28/23 5,000 4,989,143
Toronto-Dominion Bank, New York
0.73%, 12/30/22 ................. 4,000 3,978,850
2.69%, 04/28/23 ................. 5,000 4,937,566
2.90%, 06/06/23 ................. 10,000 9,855,372
4.35%, 09/13/23 ................. 6,100 6,040,945
197,506,188
Total Certificates of Deposit — 9.3%
(Cost: $217,748,891) ............................. 216,629,774
Commercial Paper — 14.1%
Alinghi Funding Co. LLC
(a)(f)
3.67%, 01/12/23 ................. 1,500 1,486,860
4.02%, 04/18/23 ................. 6,500 6,345,752
Amcor Finance USA, Inc., 4.11%
,
11/16/22
(f)
. 5,000 4,991,405
Amcor Flexibles North America, Inc.
(f)
3.73%, 11/04/22 ................. 8,500 8,496,582
4.07%, 12/01/22 ................. 8,000 7,972,272
Ameren Corp., 3.61%
,
11/07/22
(f)
........ 5,814 5,809,738
Avery Dennison Corp., 4.07%
,
11/22/22
(f)
... 4,498 4,487,437
Bank of Montreal, 2.80%
,
05/12/23 ....... 5,000 4,941,521
Brookfield Infrastructure Holdings Canada, Inc.,
3.92%
,
11/08/22
(f)
................ 13,000 12,989,063
Enel Finance America LLC
(f)
4.08%, 11/21/22 ................. 20,000 19,951,466
2.90%, 12/05/22
(a)
................ 5,000 4,979,326
Evergy Missouri West, Inc., 3.91%
,
11/07/22
(f)
13,236 13,226,297
Evergy , Inc., 3.91%
,
11/07/22
(f)
.......... 4,364 4,360,801
Fidelity National Information Services, Inc.,
4.05%
,
11/07/22
(f)
................ 10,800 10,792,083
Goldman Sachs International LLC, 0.48%
,
11/10/22
(f)
...................... 10,000 9,990,269
HSBC USA, Inc.
(f)
4.46%, 08/14/23 ................. 10,000 9,576,197
4.85%, 09/07/23 ................. 5,000 4,769,644
Korea Development Bank (The), 4.09%
,
05/26/23
(f)
...................... 5,000 4,856,250
LMA-Americas LLC
(f)
3.04%, 11/08/22
(a)
................ 8,486 8,479,315

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Paper — 14.1% (continued)
4.04%, 01/06/23 ................. USD 3,280 $ 3,253,671
Macquarie Bank Ltd., (SOFR 1 Day + 0.35%),
3.39%
,
01/10/23
(a)(b)
............... 10,000 9,999,426
Mitsubishi HC Capital America, Inc., 4.65%
,
01/03/23
(f)
...................... 15,000 14,884,080
National Australia Bank Ltd., 2.43%
,
02/01/23
(a)
(f)
............................ 35,000 34,602,529
Natixis SA
(f)
2.95%, 11/01/22 ................. 25,000 24,997,868
2.79%, 11/10/22 ................. 14,315 14,301,242
Nutrien Ltd.
(f)
3.88%, 11/14/22 ................. 5,224 5,216,117
3.79%, 11/16/22 ................. 5,230 5,220,935
Raytheon Technologies Corp., 4.08%
,
02/06/23
(f)
...................... 4,500 4,441,580
Stanley Black & Decker, Inc., 3.77%
,
11/21/22
(f)
10,000 9,978,358
Security
Par (000)
Par (000) Value
Commercial Paper — 14.1% (continued)
Suncorp- Metway Ltd., 2.10%
,
11/07/22
(f)
... USD 14,750 $ 14,739,187
TELUS Corp., 4.50%
,
01/10/23
(f)
........ 4,365 4,327,354
TransCanada PipeLines Ltd.
(f)
3.22%, 11/07/22 ................. 12,000 11,991,203
3.55%, 12/12/22 ................. 10,000 9,951,934
Virginia Electric & Power Co., 3.86%
,
11/08/22
(f)
7,293 7,287,196
Vulcan Materials Co., 3.71%
,
11/08/22
(a)(f)
.. 1,969 1,967,280
Total Commercial Paper — 14.1%
(Cost: $326,147,637) ............................. 325,662,238
Total Repurchase Agreements — 8.4%
(Cost: $193,500,000) ............................. 193,500,000
Total Short-Term Securities — 31.8%
(Cost: $737,396,528) ............................. 735,792,012
Total Investments — 100.1%
(Cost: $2,345,886,148 ) ........................... 2,314,853,790
Liabilities in Excess of Other Assets — (0.1)% ............ (2,256,899)
Net Assets — 100.0% ..............................
$ 2,312,596,891
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 242,996 $ — $ (242,996)
(b)
$ — $ — $ — — $ 2,314 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 3.39%
(a)
10/31/22 12/06/22 $ 32,000 $ 32,000 $ 32,108,480
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.59% to
8.00%, due 10/25/32 to
09/25/42 ......... $ 40,482,690 $ 38,400,000
3.57
(a)
10/31/22 01/05/23 5,000 5,000 5,032,725
U.S. Government
Sponsored Agency
Obligation, 3.64%, due
10/25/59 ......... 7,650,515 6,000,001
$ – $ –
$ 37,000 $ 44,400,001
$ – $ –
BNP Paribas SA ...... 3.42
(a)
10/31/22 02/04/23 25,000 25,000 25,228,000
Corporate/Debt
Obligations, 1.75% to
11.00%, due 04/15/24
to 07/20/34 ....... 34,561,932 28,640,461
$ – $ –
Citigroup Global Markets,
Inc. ............. 3.36
(a)
10/31/22 01/02/23 16,000 16,000 16,094,080
Corporate/Debt
Obligations, 0.00% to
7.50%, due 02/27/23 to
07/31/57 ......... 22,108,000 16,800,207
3.38
(a)
10/31/22 02/01/23 6,000 6,000 6,052,390
Corporate/Debt
Obligations, 1.75% to
5.81%, due 10/21/30 to
07/25/68 ......... 7,138,022 6,444,032
$ – $ –
$ 22,000 $ 23,244,239
$ – $ –
Credit Suisse Securities
USA LLC ......... 3.66
(a)
10/31/22 02/04/23 27,000 27,000 27,263,520
Corporate/Debt
Obligations, 0.82% to
6.25%, due 07/15/27 to
10/25/53 ......... 248,737,368 30,060,224
$ – $ –
Goldman Sachs & Co. LLC 3.57
(a)
10/31/22 06/04/23 50,000 50,000 51,071,001
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
15.50%, due 11/14/22
to 11/01/96 ....... 322,480,150 55,758,606
$ – $ –
Mizuho Securities USA
LLC ............. 3.52
(a)
10/31/22 12/06/22 3,500 3,500 3,512,320
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 3,592,700 3,570,066
3.62
(a)
10/31/22 01/31/23 19,000 19,000 19,175,771
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 3.99% to
7.71%, due 09/30/27 to
11/25/46 ......... 47,934,100 21,413,617
$ – $ –
$ 22,500 $ 24,983,683
$ – $ –
Wells Fargo Securities
LLC ............. 3.55 08/30/22 11/30/22 10,000 10,000 10,090,722
Corporate/Debt
Obligations, 3.25% to
6.68%, due 09/15/33 to
10/13/48 ......... 15,450,476 11,500,000
$ – $ –
$ 193,500 $ 218,587,214
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 47,298,206 $ — $ 47,298,206
Corporate Bonds ........................................ — 1,401,563,279 — 1,401,563,279
Foreign Government Obligations .............................. — 16,688,799 — 16,688,799
Municipal Bonds ......................................... — 113,511,494 — 113,511,494
Short-Term Securities
Certificates of Deposit ..................................... — 216,629,774 — 216,629,774
Commercial Paper ....................................... — 325,662,238 — 325,662,238
Repurchase Agreements ................................... — 193,500,000 — 193,500,000
$ — $ 2,314,853,790 $ — $ 2,314,853,790
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
COP Certificates of Participation
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes